Inventory (TABLE)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Inventory(table)
Components of Inventory	The following table provides the components of inventory as of September 30, 2015 and 2014:
	September 30,
	2015	2014

Mineralized material stockpile	$52,279	$—

Components of Inventory.	The following table provides the components of inventory as of December 31, 2015 and September 30, 2015:
	December 31,	September 30,
	2015	2015

Ore stockpiles	$502,276	$52,279